Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Minimum Lease Payments [Abstract]
2026	$ 144
2026	4
2027	147
2027	4
2028	12
2028	4
2029
2029	3
2030
2030
Operating Leases Total future minimum lease obligations	303
Finance Leases Total future minimum lease obligations	15
Less: Imputed interest	(26)
Less: Imputed interest	(3)
Net present value of lease obligations	277
Net present value of lease obligations	12
Net present value of lease obligations – current portion	125	$ 116
Net present value of lease obligations – current portion	3	3
Net present value of lease obligations – non-current portion	152	277
Net present value of lease obligations – non-current portion	$ 9	$ 12